                                  FORM N-SAR-U
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:     /     /    (a)
         or fiscal year ending:           12/31/01 (b)

Is this a transition report? (Y/N)     N

Is this an amendment to a previous filing?  (Y/N)       N


Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.       A. Registrant Name:  Providentmutual Variable Life Separate Account

         B. File Number:      811-8722

         C. Telephone Number: 302-452-4000

2.       A. Street:           300 Continental Drive

         B. City:  Newark     C.      State:  DE        D.       Zip Code:  19713          Zip Ext:

         E. Foreign Country:          Foreign Postal Code:

3.       Is this the first filing on this form by Registrant?  (Y/N)            N

4.       Is this the last filing on this form by Registrant?  (Y/N)             N

5.       Is Registrant a small business investment company (SBIC)?  (Y/N)       N
         [If answer is "Y" (Yes), complete only items 89 through 110.]

6.       Is Registrant a unit investment trust (UIT)?  (Y/N)                    Y
         [If answer is "Y" (Yes) complete only items 111 through 132.]

7.       A. Is Registrant a series or multiple portfolio company?  (Y/N)
            [If answer is "N" (No), go to item 8.]

         B. How many separate series or portfolios did Registrant have at the end of the period?

                                   If filing more than one Page 47, "X" box: [ ]

For period ending      12/31/01

File number 811-8722

UNIT INVESTMENT TRUSTS

111.     A.       [/]      Depositor Name:
                                            -----------------------------------------------------------------------
         B.       [/]      File Number (If any):
                                                  -----------------------------------------------------------------
         C.       [/]      City:                             State:          Zip Code:             Zip Ext.:
                                  -------------------------          ------             ---------             -----
                  [/]      Foreign Country:                                     Foreign Postal Code:
                                             --------------------------                               -------------
111.     A.       [/]      Depositor Name:
                                            -----------------------------------------------------------------------
         B.       [/]      File Number (If any):
         C.       [/]      City:                             State:          Zip Code:             Zip Ext.:
                                  -------------------------          ------             ---------             -----
                  [/]      Foreign Country:                                     Foreign Postal Code:
                                             --------------------------                               -------------
112.     A.       [/]      Sponsor Name:
                                          -------------------------------------------------------------------------
         B.       [/]      File Number (If any):
         C.       [/]      City:                             State:          Zip Code:             Zip Ext.:
                                  -------------------------          ------             ---------             -----
                  [/]      Foreign Country:                                     Foreign Postal Code:
                                             --------------------------                               -------------
112.     A.       [/]      Sponsor Name:
                                          -------------------------------------------------------------------------
         B.       [/]      File Number (If any):
         C.       [/]      City:                             State:          Zip Code:             Zip Ext.:
                                  -------------------------          ------             ---------             -----
                  [/]      Foreign Country:                                     Foreign Postal Code:
                                             --------------------------                               -------------

                                   If filing more than one Page 48, "X" box: [ ]
For period ending    12/31/01

File number 811-8722

113.     A.       [/]      Trustee Name:
                                          -------------------------------------------------------------------------
         B.       [/]      City:                             State:          Zip Code:             Zip Ext.:
                                  -------------------------          ------             ---------             -----
                  [/]      Foreign Country:                                     Foreign Postal Code:
                                             --------------------------                               -------------
113.     A.       [/]      Trustee Name:
                                          -------------------------------------------------------------------------
         B.       [/]      City:                             State:          Zip Code:             Zip Ext.:
                                  -------------------------          ------             ---------             -----
                  [/]      Foreign Country:                                     Foreign Postal Code:
                                             --------------------------                               -------------
114.     A.       [/]      Principal Underwriter Name:
                                                        -----------------------------------------------------------
         B.       [/]      File Number 8-______
         C.       [/]      City:                             State:          Zip Code:             Zip Ext.:
                                  --------------------------------              ----------                 --------
                  [/]      Foreign Country:                                     Foreign Postal Code:
                                             --------------------------                               -------------
114.     A.       [/]      Principal Underwriter Name:
                                                        -----------------------------------------------------------
         B.       [/]      File Number 8-______
         C.       [/]      City:                             State:          Zip Code:             Zip Ext.:
                                  -------------------------          ------             ---------             -----
                  [/]      Foreign Country:                                     Foreign Postal Code:
                                             --------------------------                               -------------
115.     A.       [/]      Independent Public Accountant Name:
                                                                ---------------------------------------------------
         B.       [/]      City:                             State:          Zip Code:             Zip Ext.:
                                  -------------------------          ------             ---------             -----
                  [/]      Foreign Country:                                     Foreign Postal Code:
                                             --------------------------                               -------------
115.     A.       [/]      Independent Public Accountant Name:
                                                                ---------------------------------------------------
         B.       [/]      City:                             State:          Zip Code:             Zip Ext.:
                                  -------------------------          ------             ---------             -----
                  [/]      Foreign Country:                                     Foreign Postal Code:
                                             --------------------------                               -------------

                                   If filing more than one Page 49, "X" box: [ ]
For period ending    12/31/01

File number 811-8722

116. Family of investment companies information:

     A.  [/]  Is Registrant part of a family of investment companies?
              (Y/N) _______                                               ____
                                                                          Y/N

     B.  [/]  Identify the family in 10 letters:
              ____________________________________ (Note: In filing
              this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A.  [/]  Is Registrant a separate account of an insurance
              company? (Y/N) _______                                      ____
                                                                          Y/N
     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?

     B.  [/]  Variable annuity contracts?  (Y/N)  _______                 ____
                                                                          Y/N

     C.  [/]  Scheduled premium variable life contracts?  (Y/N)  ______   ____
                                                                          Y/N

     D.  [/]  Flexible premium variable life contracts?  (Y/N)  _______   ____
                                                                          Y/N

     E.  [/]  Other types of insurance products registered under the
              Securities Act of 1933? (Y/N) _______                       ____
                                                                          Y/N

118. [/]      State the number of series existing at the end of the
              period that had securities registered under the
              Securities Act of 1933 ______________________________
                                                                          ____

119. [/]      State the number of new series for which registration
              statements under the Securities Act of 1933 became
              effective during the period _________________________       ____

120. [/]      State the total value of the portfolio securities on the
              date of deposit for the new series included in item 119
              ($000's omitted) ___________________________                $___

121. [/]      State the number of series for which a current
              prospectus was in existence at the end of the period
              __________________________________________                  ____

122. [/]      State the number of existing series for which additional
              units were registered under the Securities Act of 1933
              during the current period _____________________             ____

                                   If filing more than one Page 50, "X" box: [ ]
For period ending    12/31/01

File number 811-8722

123.  [ ]   State the total value of the additional units considered in answering
            item 122 ($000's omitted)  __________________________________________       $  26,652

124.  [/]   State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed
            in the subsequent series) ($000's omitted) ________________________         $

125.  [ ]   State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale
            of units of all series of Registrant ($000's omitted) ______________        $ 1,497

126.        Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in
            Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent
            series.) ($000's omitted) ______                                            $      0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                                           Number of    Total Assets        Total Income
                                                                            Series         ($000's          Distributions
                                                                           Investing      omitted)         ($000's omitted)
                                                                           ---------      --------        -----------------
A.    U.S. Treasury direct issue                                                           $              $

B.    U.S. Government agency                                                               $              $

C.    State and municipal tax-free                                                         $              $

D.    Public utility debt                                                                  $              $

E.    Brokers or dealers debt or debt of brokers' or dealers' parent                       $              $

F.    All other corporate intermed. & long-term debt                                       $              $

G.    All other corporate short-term debt                                                  $              $

H.    Equity securities of brokers or dealers or parents of brokers                        $              $
      or dealers

I.    Investment company equity securities                                                 $              $


J.    All other equity securities                                             1            $ 134,601      $

K.    Other securities                                                                     $              $

L.    Total assets of all series of registrant                                1            $ 134,601      $


                                   If filing more than one Page 51, "X" box: [ ]
For period ending    12/31/01

File number 811-8722

128.  [/]     Is the timely payment of principal and interest on any
              of the portfolio securities held by any of Registrant's
              series at the end of the current period insured or
              guaranteed by an entity other than the issuer?
              (Y/N) _______                                                 ____

              [If answer is "N" (No), go to item 131.]                      Y/N

129.  [/]     Is the issuer of any instrument covered in item 128
              delinquent or in default as to payment of principal or
              interest at the end of the current period? (Y/N) _____
                                                                            ____
              [If answer is "N" (No), go to item 131.]                      Y/N

130.  [/]     In computations of NAV or offering price per unit, is
              any part of the value attributed to instruments
              identified in item 129 derived from insurance or
              guarantees? (Y/N) _______                                     ____
                                                                            Y/N

131.          Total expenses incurred by all series of Registrant
              during the current reporting period ($000's omitted)
              ________________________________________                      $936

132.   [/]    List the "811" (Investment Company Act of 1940)
              registration number for all Series of Registrant that are being included in this filing:

         811 - ______          811 - ______         811 - ______          811 - ______         811 - ______

         811 - ______          811 - ______         811 - ______          811 - ______         811 - ______

         811 - ______          811 - ______         811 - ______          811 - ______         811 - ______

         811 - ______          811 - ______         811 - ______          811 - ______         811 - ______

         811 - ______          811 - ______         811 - ______          811 - ______         811 - ______

         811 - ______          811 - ______         811 - ______          811 - ______         811 - ______

         811 - ______          811 - ______         811 - ______          811 - ______         811 - ______

         811 - ______          811 - ______         811 - ______          811 - ______         811 - ______

         811 - ______          811 - ______         811 - ______          811 - ______         811 - ______

This report is signed on behalf of the Registrant in the City of Newark, State of Delaware.

Date:  February 27, 2002.

(Name of Registrant, Depositor, or Trustee)

Providentmutual Life and Annuity Company of America


By:   /s/ Rosanne Gatta                      Witness:   /s/ James Bernstein
      -----------------------------                    ------------------------
      Rosanne Gatta                                    James Bernstein
      Treasurer                                        Assistant Secretary